FINANCIAL INSTRUMENTS	12 Months Ended
Jan. 03, 2021
Financial Instruments [Abstract]
FINANCIAL INSTRUMENTS	FINANCIAL INSTRUMENTS:
Disclosures relating to the nature and extent of the Company’s exposure to risks arising from financial instruments, including credit risk, liquidity risk, foreign currency risk and interest rate risk, as well as risks arising from commodity prices, and how the Company manages those risks, are included in the section entitled “Financial risk management” of the Management’s Discussion and Analysis of the Company’s operations, financial performance and financial position as at January 3, 2021 and December 29, 2019. Accordingly, these disclosures are incorporated into these consolidated financial statements by cross-reference.

(a)Financial instruments - carrying amounts and fair values:
The carrying amounts and fair values of financial assets and liabilities included in the consolidated statements of financial position are as follows:

	January 3, 2021	December 29, 2019

Financial assets
Amortized cost:
Cash and cash equivalents	$505,264	$64,126
Trade accounts receivable	196,480	320,931
Financial assets included in prepaid expenses, deposits and other current assets	88,781	45,950
Long-term non-trade receivables included in other non-current assets	1,435	2,933
Derivative financial assets included in prepaid expenses, deposits and other current assets	4,947	9,816

Financial liabilities
Amortized cost:
Accounts payable and accrued liabilities (1)	$326,069	$395,564
Long-term debt - bearing interest at variable rates	800,000	645,000
Long-term debt - bearing interest at fixed rates (2)	200,000	200,000
Derivative financial liabilities included in accounts payable and accrued liabilities	17,653	11,067
(1) Accounts payable and accrued liabilities include balances payable of $27.6 million (December 29, 2019 - $39.6 million) under supply-chain financing arrangements (reverse factoring) with a financial institution, whereby receivables due from the Company to certain suppliers can be collected by the suppliers from a financial institution before their original due date. These balances are classified as accounts payable and accrued liabilities and the related payments as cash flows from operating activities, given the principal business purpose of the arrangement is to provide funding to the supplier and not the Company, the arrangement does not significantly extend the payment terms beyond the normal terms agreed with other suppliers, and no additional deferral or special guarantees to secure the payments are included in the arrangement.
(2) The fair value of the long-term debt bearing interest at fixed rates was $221.3 million as at January 3, 2021 (December 29, 2019 - $206.4 million).

Short-term financial assets and liabilities
The Company has determined that the fair value of its short-term financial assets and liabilities approximates their respective carrying amounts as at the reporting dates due to the short-term maturities of these instruments, as they bear variable interest-rates or because the terms and conditions are comparable to current market terms and conditions for similar items.

Non-current assets and long-term debt bearing interest at variable rates
The fair values of the long-term non-trade receivables included in other non-current assets and the Company’s long-term debt bearing interest at variable rates also approximate their respective carrying amounts because the interest rates applied to measure their carrying amounts approximate current market interest rates.
14. FINANCIAL INSTRUMENTS (continued):

(a)Financial instruments - carrying amounts and fair values (continued):
Long-term debt bearing interest at fixed rates
The fair value of the long-term debt bearing interest at fixed rates is determined using the discounted future cash flows method and at discount rates based on yield to maturities for similar issuances. The fair value of the long-term debt bearing interest at fixed rates was measured using Level 2 inputs in the fair value hierarchy. In determining the fair value of the long-term debt bearing interest at fixed rates, the Company takes into account its own credit risk and the credit risk of the counterparties.

Derivatives
Derivative financial instruments are designated as effective hedging instruments and consist of foreign exchange and commodity forward, option, and swap contracts, as well as floating-to-fixed interest rate swaps to fix the variable interest rates on a designated portion of borrowings under the term loan and unsecured notes. The fair value of the forward contracts is measured using a generally accepted valuation technique which is the discounted value of the difference between the contract’s value at maturity based on the rate set out in the contract and the contract’s value at maturity based on the rate that the counterparty would use if it were to renegotiate the same contract terms at the measurement date under current conditions. The fair value of the option contracts is measured using option pricing models that utilize a variety of inputs that are a combination of quoted prices and market-corroborated inputs, including volatility estimates and option adjusted credit spreads. The fair value of the interest rate swaps is determined based on market data, by measuring the difference between the fixed contracted rate and the forward curve for the applicable floating interest rates.

The Company also has a total return swap (“TRS”) outstanding that is intended to reduce the variability of net earnings associated with deferred share units, which are settled in cash. The TRS is not designated as a hedging instrument and, therefore, the fair value adjustment at the end of each reporting period is recognized in selling, general and administrative expenses. The fair value of the TRS is measured by reference to the market price of the Company’s common shares, at each reporting date. The TRS has a one-year term, may be extended annually, and the contract allows for early termination at the option of the Company. As at January 3, 2021, the notional amount of TRS outstanding was 284,663 shares (December 29, 2019 - 216,727 shares) and the carrying amount and fair value included in prepaid expenses, deposits and other current assets was $0.4 million (December 29, 2019 - $0.3 million included in prepaid expenses, deposits and other current assets).

Derivative financial instruments were measured using Level 2 inputs in the fair value hierarchy. In determining the fair value of derivative financial instruments the Company takes into account its own credit risk and the credit risk of the counterparties.

(b)Derivative financial instruments - hedge accounting:
During fiscal 2020 and 2019, the Company entered into foreign exchange and commodity forward, option, and swap contracts in order to minimize the exposure of forecasted cash inflows and outflows in currencies other than the U.S. dollar and to manage its exposure to movements in commodity prices, as well as floating-to-fixed interest rate swaps to fix the variable interest rates on a designated portion of borrowings under the term loan and unsecured notes.
The forward foreign exchange contracts were designated as cash flow hedges and qualified for hedge accounting. The forward foreign exchange contracts outstanding as at January 3, 2021 and December 29, 2019 consisted primarily of contracts to reduce the exposure to fluctuations in Canadian dollars, Euros, Australian dollars, Pounds sterling, and Mexican pesos against the U.S. dollar.
The commodity forward, option, and swap contracts were designated as cash flow hedges and qualified for hedge accounting. The commodity contracts outstanding as at January 3, 2021 and December 29, 2019 consisted primarily of forward, collar, and swap contracts to reduce the exposure to movements in commodity prices.
The floating-to-fixed interest rate swaps were designated as cash flow hedges and qualified for hedge accounting. The floating-to-fixed interest rate swaps contracts outstanding as at January 3, 2021 and December 29, 2019 served to fix the variable interest rates on the designated interest payments of a portion of the Company's long-term debt.
14. FINANCIAL INSTRUMENTS (continued):

(b)Derivative financial instruments - hedge accounting (continued):
The following table summarizes the Company’s commitments to buy and sell foreign currencies (cash flow hedges) as at January 3, 2021:

				Carrying and fair value		Maturity
	Notional foreign	Average	Notional	Prepaid expenses,	Accounts
	currency amount	exchange	U.S. $	deposits and other	payable and	0 to 12
	equivalent	rate	equivalent	current assets	accrued liabilities	months

Forward foreign exchange contracts:
Sell GBP/Buy USD	33,069	1.3090	$43,287	$—	$(1,784)	$(1,784)
Sell EUR/Buy USD	33,571	1.1816	39,668	—	(1,736)	(1,736)
Sell CAD/Buy USD	45,591	0.7594	34,623	—	(1,111)	(1,111)
Buy CAD/Sell USD	21,669	0.7077	15,336	1,626	—	1,626
Sell AUD/Buy USD	7,387	0.7218	5,332	—	(346)	(346)
Sell MXN/Buy USD	168,727	0.0455	7,683	28	(693)	(665)
			$145,929	$1,654	$(5,670)	$(4,016)

The following table summarizes the Company’s commitments to buy and sell foreign currencies (cash flow hedges) as at December 29, 2019:

				Carrying and fair value		Maturity
	Notional foreign	Average	Notional	Prepaid expenses,	Accounts
	currency amount	exchange	U.S. $	deposits and other	payable and	0 to 12
	equivalent	rate	equivalent	current assets	accrued liabilities	months

Forward foreign exchange contracts:
Sell GBP/Buy USD	32,737	1.2750	$41,739	$187	$(1,169)	$(982)
Sell EUR/Buy USD	35,236	1.1341	39,960	502	(78)	424
Sell CAD/Buy USD	58,212	0.7612	44,309	49	(130)	(81)
Buy CAD/Sell USD	31,287	0.7514	23,510	342	—	342
Sell AUD/Buy USD	7,691	0.6974	5,364	38	(32)	6
Sell MXN/Buy USD	272,914	0.0504	13,761	—	(356)	(356)
			$168,643	$1,118	$(1,765)	$(647)
14. FINANCIAL INSTRUMENTS (continued):

(b)Derivative financial instruments - hedge accounting (continued):
The following table summarizes the Company's commodity contracts outstanding (cash flow hedges) as at January 3, 2021:

			Carrying and fair value		Maturity
			Prepaid expenses,	Accounts
	Type of		deposits and other	payable and	0 to 12
	commodity	Notional amount (1)	current assets	accrued liabilities	months

Forward contracts	Cotton	16.2 million pounds	$1,582	$—	$1,582
Swap contracts	Synthetic fibres	3.9 million pounds	—	(781)	(781)
Swap & option contracts	Energy	6.4 million gallons	1,300	(258)	1,042
			$2,882	$(1,039)	$1,843
(1) Notional amounts are not in thousands.

The following table summarizes the Company's commodity contracts outstanding (cash flow hedges) as at December 29, 2019:

			Carrying and fair value		Maturity
			Prepaid expenses,	Accounts
	Type of		deposits and other	payable and	0 to 12
	commodity	Notional amount (1)	current assets	accrued liabilities	months

Forward contracts	Cotton	133.7 million pounds	$3,494	$(198)	$3,296
Swap contracts	Synthetic fibres	60.6 million pounds	—	(6,859)	(6,859)
Swap & option contracts	Energy	8.5 million gallons	1,185	(186)	999
			$4,679	$(7,243)	$(2,564)
(1) Notional amounts are not in thousands.
14. FINANCIAL INSTRUMENTS (continued):

(b)Derivative financial instruments - hedge accounting (continued):
The following table summarizes the Company’s floating-to-fixed interest rate swap contracts outstanding (cash flow hedges) as at January 3, 2021:

					Carrying and fair value
Notional					Prepaid expenses,	Accounts
amount of	Maturity		Fixed	Floating	deposits and other	payable and
borrowings	date	Pay / Receive	rate	rate	current assets	accrued liabilities
Term Loan(1)
$150,000	June 17, 2021	Pay fixed rate / receive floating rate	0.96%	US LIBOR	$—	$(630)
25,000	April 6, 2022	Pay fixed rate / receive floating rate	0.27%	US LIBOR	—	(48)
75,000	April 30, 2023	Pay fixed rate / receive floating rate	2.85%	US LIBOR	—	(3,800)
50,000	April 30, 2024	Pay fixed rate / receive floating rate	1.51%	US LIBOR	—	(1,886)
25,000	April 30, 2025	Pay fixed rate / receive floating rate	1.06%	US LIBOR	—	(755)
25,000	May 30, 2025	Pay fixed rate / receive floating rate	0.47%	US LIBOR	—	(30)
Unsecured Notes
50,000	August 25, 2023	Pay fixed rate / receive floating rate	1.18%	US LIBOR	—	(1,330)
50,000	August 25, 2026	Pay fixed rate / receive floating rate	1.34%	US LIBOR	—	(2,465)
					$—	$(10,944)
(1) The notional amounts for the interest rate swap contracts maturing in 2023, 2024, and 2025 are extensions to the $150 million interest rate swap contracts originally entered into related to the $300 million term loan.

The following table summarizes the Company’s floating-to-fixed interest rate swap contracts outstanding (cash flow hedges) as at December 29, 2019:

					Carrying and fair value
Notional					Prepaid expenses,	Accounts
amount of	Maturity		Fixed	Floating	deposits and other	payable and
borrowings	date	Pay / Receive	rate	rate	current assets	accrued liabilities
Term Loan(1)
$150,000	June 17, 2021	Pay fixed rate / receive floating rate	0.96%	US LIBOR	$1,379	$—
75,000	April 30, 2023	Pay fixed rate / receive floating rate	2.85%	US LIBOR	—	(1,817)
50,000	April 30, 2024	Pay fixed rate / receive floating rate	1.51%	US LIBOR	252	(242)
Unsecured Notes
50,000	August 25, 2023	Pay fixed rate / receive floating rate	1.18%	US LIBOR	866	—
50,000	August 25, 2026	Pay fixed rate / receive floating rate	1.34%	US LIBOR	1,179	—
					$3,676	$(2,059)
(1) The notional amounts for the interest rate swap contracts maturing in 2023 and 2024 are extensions to the $150 million interest rate swap contracts originally entered into related to the $300 million term loan.
14. FINANCIAL INSTRUMENTS (continued):

(b)Derivative financial instruments - hedge accounting (continued):
The following table summarizes the Company’s hedged items as at January 3, 2021:

			Change in
	Carrying amount of		value used for	Cash flow
	the hedged item		calculating hedge	hedge reserve
	Assets	Liabilities	ineffectiveness	(AOCI)

Cash flow hedges:

Foreign currency risk:
Forecast sales	$—	$—	$(4,104)	$4,104
Forecast expenses	—	—	1,626	(1,626)

Commodity risk:
Forecast purchases	—	—	4,205	(4,205)

Interest rate risk:
Forecast interest payments	—	—	(10,765)	10,765
	$—	$—	$(9,038)	$9,038

No ineffectiveness was recognized in net earnings as the change in value of the hedging instrument used for calculating ineffectiveness was the same or smaller as the change in value of the hedged items used for calculating the ineffectiveness.

The following table summarizes the Company’s hedged items as at December 29, 2019:

			Change in
	Carrying amount of		value used for	Cash flow
	the hedged item		calculating hedge	hedge reserve
	Assets	Liabilities	ineffectiveness	(AOCI)

Cash flow hedges:

Foreign currency risk:
Forecast sales	$—	$—	$(972)	$972
Forecast expenses	—	—	342	(342)

Commodity risk:
Forecast purchases	—	—	(1,416)	1,416

Interest rate risk:
Forecast interest payments	—	—	1,511	(1,511)
	$—	$—	$(535)	$535

No ineffectiveness was recognized in net earnings as the change in value of the hedging instrument used for calculating ineffectiveness was the same or smaller as the change in value of the hedged items used for calculating the ineffectiveness.
14. FINANCIAL INSTRUMENTS (continued):
(c)    Financial expenses, net:

	2020	2019

Interest expense on financial liabilities recorded at amortized cost (1)	$30,205	$28,659
Bank and other financial charges (2)	14,627	8,010
Interest accretion on discounted lease obligations	3,227	3,141
Interest accretion on discounted provisions	242	287
Foreign exchange loss (gain)	229	(929)
	$48,530	$39,168
(1) Net of capitalized borrowing costs of $1.6 million (2019 - $1.3 million).
(2) Fiscal 2020 includes upfront costs of $3.9 million for the June 2020 amendments of the loans and notes agreements (note 11).

(d)    Hedging components of other comprehensive income (“OCI”):

	2020	2019

Net gain (loss) on derivatives designated as cash flow hedges:
Foreign currency risk	$502	$4,566
Commodity price risk	(12,699)	(8,213)
Interest rate risk	(12,381)	(10,588)

Income taxes	(5)	(46)

Amounts reclassified from OCI to inventory, related to commodity price risk	9,837	16,656

Amounts reclassified from OCI to net earnings, related to foreign currency risk, interest rate risk, and commodity risk, and included in:
Net sales	(242)	(5,667)
Cost of sales	8,483	(350)
Selling, general and administrative expenses	331	417
Financial expenses, net	(2,358)	(752)
Income taxes	29	60
Cash flow hedging loss	$(8,503)	$(3,917)

During fiscal 2020, the Company determined that it no longer met the criteria for hedge accounting for certain commodity forward, option, and swap contracts and certain forward foreign exchange contracts (collectively the "hedging instruments") as the commodity purchases and foreign currency sales which the hedging instruments were respectively hedging, were no longer expected to occur due to economic conditions resulting from the COVID-19 pandemic. Changes in the fair value of such commodity forward, option, and swap contracts and forward foreign exchange contracts resulted in a net loss of $9.0 million, which were transferred out of accumulated other comprehensive income and recognized immediately in net earnings during fiscal 2020.

The change in the time value element of option and swap contracts designated as cash flow hedges to reduce the exposure in movements of commodity prices was not significant for the years ended January 3, 2021 and December 29, 2019. The change in the forward element of derivatives designated as cash flow hedges to reduce foreign currency risk was not significant for the years ended January 3, 2021 and December 29, 2019.

Approximately $2.1 million of net losses presented in accumulated other comprehensive income as at January 3, 2021 are expected to be reclassified to inventory or net earnings within the next twelve months.